Concession Financial and Sector Assets and Liabilities - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Financial asset	R$ 6,540	R$ 5,993
Cash	784
Concession fee	R$ 2,216
Average effect rate	15.82%	0.63%
Amount Ratified By Aneel In The Next Tariff Adjustment [Member]
IfrsStatementLineItems [Line Items]
Financial asset			R$ 172